GROUP COMPANIES - Consolidated Companies (Details)	12 Months Ended
Dec. 31, 2024
Argentina Country [Member] | Cerveceria Y Malteria Quilmes Saica Y G [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.82%
Argentina Country [Member] | MALTERIA PAMPA SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Bolivia 1 [Member] | Cerveceria Boliviana Nacional Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	85.34%
Brazil [Member] | Ambev Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	Consolidating
Brazil [Member] | Arosuco Aromas E Sucos Ltda [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Brazil [Member] | Crbs Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Canada 1 [Member] | CERBUCO BREWING [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Canada 1 [Member] | Labatt Brewing Company Limited [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Chile 1 [Member] | CERVECERIA CHILE S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Cuba 1 [Member] | CERVECERIA BUCANERO S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Spain 1 [Member] | Jalua Spain Sl [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg 1 [Member] | Ambev Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Malta 1 [Member] | ARLC LIMITED [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Paraguay 1 [Member] | CERVECERIA PARAGUAYA S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	87.36%
Dominican Republic 1 [Member] | Cervecera Nacional Dominicana Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	97.11%
Uruguay 1 [Member] | Linthal Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Uruguay 1 [Member] | Cerveceria Y Malteria Payssand Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Uruguay 1 [Member] | MALTERIAUR UGUAY S.A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Uruguay 1 [Member] | Monthiers Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Panama 1 [Member] | Cerveceria Nacional S De Rl [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%